FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 99403-1906

May 1, 2013

Filed Via EDGAR (CIK #0000856119)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C. 20549

RE: Franklin Value Investors Trust

File Nos. 033-31326 and 811-05878

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 30, 2013.

Very truly yours,

Franklin Value Investors Trust

/s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary

SJG:dac